Crypto assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Crypto assets

6. Crypto assets

The following table presents the Company’s significant crypto assets holdings as of June 30, 2026 and December 31, 2025 (amounts in thousands of US$, except for quantity):

EDGEAI tokens (“EDGEAI”)	June 30, 2026	December 31, 2025
	(Unaudited)
Quantity	157,453,325	157,453,325
Cost Basis	$318,633	$318,633
Fair Value	$214,993	$401,963

The following table presents a roll-forward of EDGEAI for the six months ended June 30, 2026:

EDGEAI
US$’000
Balance on December 31, 2025	$401,963
Loss on fair value changes of crypto assets	(186,970)
Balance on June 30, 2026	$214,993

Crypto assets (consisting solely of EDGEAI) are measured at fair value at the reporting date. EDGEAI are native tokens operating on the EDGEAI Mainnet. There were no changes in the quantity of crypto assets held during the six months ended June 30, 2026. The fair value of EDGEAI is determined using the quoted closing median price on the Company’s principal market, PancakeSwap v3, a decentralized exchange. As of June 30, 2026, EDGEAI had limited trading activity and market depth and was not identified as trading on other significant markets. Accordingly, management applied a 20% discount for lack of marketability to the quoted price to reflect the liquidity characteristics of the market and the Company’s significant holding relative to available market liquidity. The adjustment does not reflect the size of the Company’s specific holding or an assumed liquidation of the Company’s position. As the discount represents a significant unobservable input, the fair value measurement is classified within Level 3 of the fair value hierarchy. Risks associated with the Company’s cryptocurrency holdings are set out in Note 4(c).

Termination of Staking Agreement

On January 6, 2026, the Company entered into a one-year staking agreement with the EDGEAI Foundation pursuant to which 157,453,325 EDGEAI were subject to a 12-month staking period with floating annualized rewards of 3.5%-8%. On May 18, 2026, the Company and the EDGEAI Foundation mutually agreed to terminate the staking agreement. Upon termination, the staking arrangement ceased and the related tokens were released from the staking arrangement. No staking rewards were earned or received and no material penalties or other liabilities arose from the termination. As of June 30, 2026, no EDGEAI tokens were subject to the staking arrangement.